Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory	Average Rate of Interest (%) 2022 2021 Lease liabilities – non-current 3.3 899 934 Current portion of lease liabilities 3.0 305 286 Total 1,204 1,220